SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Schedule of Restrictions on Cash and Cash Equivalents) (Details) - USD ($) $ in Thousands	Sep. 30, 2021	Dec. 31, 2020	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Restricted Cash and Cash Equivalents Items [Line Items]
Cash and cash equivalents	$ 14,472	$ 15,645	$ 17,976	$ 11,641
Restricted cash in restricted deposits	445		418
Total cash, cash equivalents, and restricted cash shown in the consolidated statements of cash flows	$ 14,917	16,092	$ 18,394	12,197	$ 3,610
Prepaid Expenses and Other Current Assets
Restricted Cash and Cash Equivalents Items [Line Items]
Restricted cash in restricted deposits		0		140
Restricted Deposits
Restricted Cash and Cash Equivalents Items [Line Items]
Restricted cash in restricted deposits		$ 447		$ 416